Assets under construction	12 Months Ended
Jun. 30, 2018
Assets under construction
Assets under construction

18Assets under construction

	Property
	plant and	Other	Exploration
	equipment	intangible	and
	under	assets under	evaluation
	construction	development	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
Balance as at 30 June 2017	129 124	1 245	365	130 734
Additions	51 871	321	614	52 806
to sustain existing operations	18 889	238	—	19 127
to expand operations	32 982	83	614	33 679
Net reclassification from/(to) other assets	42	(33)	—	9
Finance costs capitalised	3 568	—	—	3 568
Net impairment of assets under construction	(1 478)	—	(312)	(1 790)
Reduction in rehabilitation provision capitalised (note 31)	(341)	—	(131)	(472)
Projects capitalised	(25 315)	(454)	—	(25 769)
Translation of foreign operations	7 464	46	(35)	7 475
Disposals and scrapping	(1 152)	—	(48)	(1 200)

Balance at 30 June 2018	163 783	1 125	453	165 361

	Property
	plant and	Other	Exploration
	equipment	intangible	and
	under	assets under	evaluation
	construction	development	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
Balance as at 30 June 2016	102 185	1 470	356	104 011
Additions	59 771	313	228	60 312
to sustain existing operations	16 653	235	—	16 888
to expand operations	43 118	78	228	43 424
Net reclassification (to)/from other assets	(29)	29	—	—
Finance costs capitalised	2 764	—	—	2 764
Net impairment of assets under construction	(728)	(176)	(189)	(1 093)
Reduction in rehabilitation provision capitalised (note 31)	(726)	—	(27)	(753)
Projects capitalised	(23 433)	(240)	—	(23 673)
Translation of foreign operations	(10 575)	(151)	(3)	(10 729)
Disposals and scrapping	(105)	—	—	(105)

Balance at 30 June 2017	129 124	1 245	365	130 734

	2018	2017
for the year ended 30 June	Rm	Rm
Business segmentation
 Mining	2 095	1 141
 Exploration and Production International	6 457	6 256
 Energy	5 993	9 064
 Base Chemicals	75 099	59 908
 Performance Chemicals	75 144	54 006
 Group Functions	573	359

Total operations	165 361	130 734

	2018	2017	2016
for the year ended at 30 June	Rm	Rm	Rm
Additions to assets under construction (cash flow)
Current year additions	52 806	60 312	70 849
Adjustments for non-cash items	(171)	(420)	(1 427)
cash flow hedge accounting	1	(2)	(2)
movement in environmental provisions capitalised	(172)	(418)	(1 425)

Per the statement of cash flows	52 635	59 892	69 422

The group hedges its exposure to foreign currency risk in respect of its significant capital projects by means of forward exchange contracts. Cash flow hedge accounting is applied to these hedging transactions and accordingly, the effective portion of any gain or loss realised on these contracts is adjusted against the underlying item of assets under construction.

	2018	2017
	Rm	Rm
Capital expenditure
Projects to sustain operations comprise of:
Secunda Synfuels Operations	8 608	8 453
Shutdown and major statutory maintenance	3 775	3 569
Renewals	1 481	1 002
Oxygen train 17 (Outside Battery Limits portion)	417	979
Sixth fine ash dam (environmental)	1 353	637
Volatile organic compounds abatement programme (environmental)	137	655
Coal tar filtration east project (safety)	294	419
Other environmental related expenditure	133	185
Other safey related expenditure	362	377
Other sustain	656	630
Mining (Secunda and Sasolburg)	3 720	2 831
Shondoni Colliery to maintain Middelbult Colliery operation	318	368
Impumelelo Colliery to maintain Brandspruit Colliery operation	258	274
Acquisition of mineral rights	650	—
Refurbishment of equipment	867	783
Mine geographical expansion	449	372
Other safety related expenditure	196	314
Other sustain	982	720
Other (in various locations)	6 797	5 602
Expenditure related to environmental obligations	476	174
Expenditure incurred relating to safety regulations	409	401
Other sustain	5 912	5 027

Capital expenditure cash flow	19 125	16 886

			2018	2017
			Rm	Rm
Capital expenditure
Projects to expand operations comprise of:	Project location	Business segment
Lake Charles Chemicals Project*	United States	Base and Performance Chemicals	30 100	36 775
China Ethoxylation plant	China	Performance Chemicals	398	204
Canadian shale gas asset	Canada	Exploration and Production International	101	381
Fischer-Tropsch wax expansion project	Sasolburg	Performance Chemicals	109	606
High-density polyethylene plant	United States	Base Chemicals	265	1 448
Mozambique exploration and development	Mozambique	Exploration and Production International	1 002	1 840
Loop Line 2 project	Mozambique	Energy	16	638
Other projects to expand operations	Various	Various	1 519	1 114

Capital expenditure cash flow			33 510	43 006

*	At 30 June 2018 actual capital expenditure (accrual basis) - R30,1 billion (US$2,3 billion) (2017 - R36,8 billion (US$2,7 billion)).

Project-related performance guarantees

Maximum
			guaranteed	Liability
			amount	recognised
Project	Description	Guarantor	Rm	Rm
Lake Charles Chemicals Project	Completion guarantees and sureties issued in respect of the Lake Charles Chemicals Project. This includes a loan facility of US$3 995 million, of which US$3 995 million has been recognised.	Sasol Limited/ Sasol Financing	54 953	52 155

Accounting policies:

Assets under construction

Assets under construction are non-current assets, which includes land and expenditure capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment, intangible assets and exploration assets. The cost of self-constructed assets includes expenditure on materials, direct labour and an allocated proportion of project overheads. Cost also includes the estimated costs of dismantling and removing the assets and site rehabilitation costs to the extent that they relate to the construction of the asset as well as gains or losses on qualifying cash flow hedges attributable to that asset. When regular major inspections are a condition of continuing to operate an item of property, plant and equipment, and plant shutdown costs will be incurred, an estimate of these shutdown costs are included in the carrying value of the asset at initial recognition. Land acquired, as well as costs capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment are classified as part of assets under construction.

Finance expenses in respect of specific and general borrowings are capitalised against qualifying assets as part of assets under construction. Where funds are borrowed specifically for the purpose of acquiring or constructing a qualifying asset, the amount of finance expenses eligible for capitalisation on that asset is the actual finance expenses incurred on the borrowing during the period less any investment income on the temporary investment of those borrowings.

Where funds are made available from general borrowings and used for the purpose of acquiring or constructing qualifying assets, the amount of finance expenses eligible for capitalisation is determined by applying a capitalisation rate to the expenditures on these assets. The capitalisation rate is the weighted average of the interest rates applicable to the borrowings of the group that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining qualifying assets. The amount of finance expenses capitalised will not exceed the amount of borrowing costs incurred.

Exploration assets

Exploration assets comprise capitalised expenditure relating to the exploration for and evaluation of mineral resources (coal, oil and gas). Mineral assets comprise capitalised expenditure relating to producing coal, oil and gas properties, including development costs and previously capitalised exploration assets.

Oil and gas

The successful efforts method is used to account for natural oil and gas exploration, evaluation and development activities.

Property and licence acquisition costs as well as development cost, including expenditure incurred to drill and equip development wells on proved properties, are capitalised as part of assets under construction and transferred to mineral assets in property, plant and equipment when the assets begin producing.

On completion of an exploratory well or exploratory-type stratigraphic test well, the entity will be able to determine if there are oil or gas resources. The classification of resources as proved reserves depends on whether development of the property is economically feasible and recoverable in the future, under existing economic and operating conditions, and if any major capital expenditure to develop the property as a result of sufficient quantities of additional proved reserves being identified is justifiable, approved and recoverable.

The cost of exploratory wells, through which potential proved reserves may be or have been discovered and the associated exploration costs are capitalised as exploration and evaluation assets in assets under construction. These costs remain capitalised pending the evaluation of results and the determination of whether there are proved reserves.

The following conditions must be met for these exploration costs to remain capitalised:

•	Sufficient progress is being made in assessing the oil and gas resources, including assessing the economic and operating viability with regards to developing the property.

•

It has been determined that sufficient oil and gas resources or reserves exist which are economically viable based on a range of technical and commercial considerations to justify the capital expenditure required for the completion of the well as a producing well, either individually or in conjunction with other wells.

Progress in this regard is reassessed at each reporting date and is subject to technical, commercial and management review to ensure sufficient justification for the continued capitalisation of such qualifying exploration and evaluation expenditure as an exploration and evaluation asset as part of assets under construction. If both of the above conditions are not met or if information is obtained that raise substantial doubt about the economic or operating viability, the costs are charged to the income statement.

Exploratory wells and exploratory-type stratigraphic test wells can remain suspended on the statement of financial position for several years while additional activity including studies, appraisal, drilling and/or seismic work on the potential oil and gas field is performed or while the optimum development plans and timing are established in the absence of impairment indicators.

Coal mining

Coal mining exploration and evaluation expenditure is charged to the income statement until completion of a final feasibility study supporting proved and probable coal reserves. Expenditure incurred subsequent to proved and probable coal reserves being identified is capitalised as exploration assets in assets under construction.

Expenditure on producing mines or development properties is capitalised when excavation or drilling is incurred to extend reserves or further delineate existing proved and probable coal reserves. All development expenditure incurred after the commencement of production is capitalised to the extent that it gives rise to probable future economic benefits.

A unit is considered to be produced once it has been removed from underground and taken to the surface, passed the bunker and has been transported by conveyor over the scale of the shaft head. The calculation is based on proved and probable reserves assigned to that specific mine (accessible reserves) or complex which benefits from the utilisation of those assets. Inaccessible reserves are excluded from the calculation.